PROVISIONS	12 Months Ended
Aug. 31, 2021
Other Provisions, Contingent Liabilities And Contingent Assets [Abstract]
Provisions	PROVISIONS

LEGAL PROVISION
Balance - August 31, 2020	$—
Additions	2,750
2,750
Less: current portion	(2,750)
Balance - August 31, 2021	$—
The Company has estimated an overall provision for litigation. Provisions are calculated based on a current estimate of the amount that will be incurred in settling outstanding legal matters. The legal provision as at August 31, 2021 includes a reserve for legal proceedings described in Note 22.